Income Taxes (Details Narrative)	9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2017	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Percentage of valuation allowance			100.00%
Operating Loss Carryforwards			$ 128,193	$ 91,434
Federal net operating loss carryforwards expire.			The federal net operating loss carryforwards will expire at various dates through 2040.
Income Tax Examination, Description	Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from		Effective in 2018, the Tax Act reduces the U.S. statutory tax rate from 35% to
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%		21.00%	21.00%
Income taxes percentage on accumulated foreign subsidiary earnings	15.50%		15.50%
Income taxes percentage on accumulated foreign subsidiary remaining earnings	8.00%		8.00%
Effective Income Tax Rate Reconciliation, Tax Credit, Amount	$ 0
Tax Cuts and Jobs Act, Measurement Period Adjustment, Increase (Decrease) in Effective Tax Rate	0.21	0.35
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Ownership interest description.			Our net operating loss carryforwards are subject to review and possible adjustment by the Internal Revenue Service and are subject to certain limitations in the event of cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50%.